Deposits	6 Months Ended
Jun. 30, 2024
Deposits [Abstract]
Deposits
5.
Deposits

Depositor account balances as of June 30, 2024 and December 31, 2023 are summarized as follows:

	June 30, 2024	December 31, 2023
Negotiable order of withdrawal (NOW)	$252,748	$268,379
Savings accounts	121,728	127,213
Money market	103,333	108,778
	477,809	504,370
Certificates of deposit	193,785	174,362
Wholesale and brokered certificates of deposit	99,029	90,556
	$770,623	$769,288

The weighted average interest rate on depositor accounts as of June 30, 2024 and December 31, 2023 was 1.50% and 1.23%, respectively.

Included in deposits are certificates of deposit in amounts greater than $250,000 totaling $40 million of account balance and approximately $1.7 million in annual interest expenses for June 30, 2024 and $23 million of account balance and approximately $891 thousand in annual interest expense for December 31, 2023. The scheduled maturities of all certificates of deposit at June 30, 2024 were as follows:

2024	$141,894
2025	105,495
2026	23,497
2027	15,579
2028	2,296
2029	4,053
Total	$292,814